CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	3 Months Ended
Mar. 31, 2021 shares
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Sale of Units, net of underwriting discounts and offering expenses (in shares)	5,750,000
Sale of Private Placement Units (in shares)	200,000